Segment Reporting (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales to external customers	$ 23,762,536	$ 41,200,205	$ 61,343,681
Segment revenue	23,762,536	41,200,205	61,343,681
Segment gross margins/(loss)	(11,511,816)	2,158,273	14,832,407
Reconciling items	(7,901,842)	(17,787,093)	(12,983,048)
(Loss)/profit before tax	(19,413,657)	(15,628,820)	1,849,359
Income tax income/(expense)	4,598,061	3,726,133	(605,689)
Profit/-loss) for the year	(14,815,596)	(11,902,687)	1,243,670
Wholesale revenue [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales to external customers	15,034,800	32,127,083	40,815,528
Segment revenue	15,034,800	32,127,083	40,815,528
Segment gross margins/(loss)	2,277,858	6,504,893	9,668,518
Retail [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales to external customers	6,983,592	5,529,985	18,091,585
Segment revenue	6,983,592	5,529,985	18,091,585
Segment gross margins/(loss)	(14,291,680)	(5,668,061)	4,239,168
Subcontracting [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales to external customers	1,744,144	3,543,137	2,436,568
Segment revenue	1,744,144	3,543,137	2,436,568
Segment gross margins/(loss)	$ 502,007	$ 1,321,441	$ 924,721